Equity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity (Details) [Line Items]
Increased in shares		48,880,441
Shares capital [member]
Equity (Details) [Line Items]
Authorized share capital	750,000,000
Par value per share (in Dollars per share)	$ 0.01
Preference shares [member]
Equity (Details) [Line Items]
Authorized share capital	100,000,000
Par value per share (in Dollars per share)	$ 0.01
Common shares [Member]
Equity (Details) [Line Items]
Increased in shares	48,986,609
Earnout shares [member]
Equity (Details) [Line Items]
Authorized share capital	3,012,500
Vesting stock prices at lower range (in Dollars per share)	$ 11.5
Vesting stock price at upper range (in Dollars per share)	$ 15.25